Earnings Per Share (Details) - shares			6 Months Ended	12 Months Ended
	May 14, 2020	May 14, 2019	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Escrow shares			21,552,500	21,552,000
Exercise of warrant	100
Issuable shares					21,552,000
Warrants	100